Subsequent events	6 Months Ended
Jun. 30, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
16.	Subsequent Events

On July 17, 2020, the Company acquired all of the issued and outstanding shares of Fairhaven Pharmaceuticals Inc. or Fairhaven in return for the issuance of 202,308 common shares to the former shareholders of Fairhaven on the acquisition date. The fair value of the shares was $3.4 million, calculated using the closing price of the shares on July 17, 2020. Under the purchase agreement, the Company may be required to make additional payments in shares up to an aggregate value of $4.4 million, subject to the achievement of certain pre-determined research and development milestones. The number of shares to be issued for the achievement of future milestones would be calculated using a share price equal to the five-trading day volume weighted average price of the Company’s common shares prior to such milestone events being achieved.

On July 17, 2020, concurrently with the acquisition of Fairhaven, the Company issued $2.4 million aggregate principal amount of secured convertible debentures or SDC to certain former Fairhaven shareholders, bearing an interest rate of 8% per annum, compounded quarterly, for the continued development of the Fairhaven R&D program. The SCD mature on March 31, 2022, the Maturity Date, unless converted into common shares of the Company prior to the Maturity Date. At any time prior to the Maturity Date, the SCD holders shall have a collective right to, and Liminal shall have the right upon certain pre-determined events to require each holder of the SCD to purchase additional SDC for an aggregate principal amount of up to $5.7 million for all the holders. The SDC may be converted into common shares of the Company, using the 5-day weighted average share price of Liminal’s common shares immediately preceding the date of conversion at the option of the Company subject to certain conditions, or at the option of the holders of the SDC at any time on, or before the Maturity Date.

The Company is currently assessing the accounting treatment for these transactions.